Events after the Reporting Period	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Events after the Reporting Period
Events after the Reporting Period
20.	Events after the Reporting Period

Business Combination Agreement

Lilium entered into a Business Combination Agreement with Qell Acquisition Corp. (“Qell”) on March 30, 2021 which was finally closed on September 14, 2021. In connection with the business combination our remaining convertible loans were also converted. The Business Combination, which is not within the scope of IFRS 3 since Qell does not meet the definition of a business in accordance with IFRS 3, will be accounted for within the scope of IFRS 2. As such, the Business Combination will be treated as the equivalent of Lilium GmbH issuing shares at the closing of the Business Combination for the net assets of Qell as of the closing date, accompanied by a recapitalization. The net assets of Qell will be stated at historical cost, with no goodwill or other intangible assets recorded. Any excess of fair value of Lilium GmbH shares issued over the fair value of Qell's identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and will be recognized as an expense. We expect to be deemed the accounting predecessor of the combined business, and Lilium N.V. as the new parent company of the combined business, will be the successor SEC registrant, meaning that our financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC. The Business Combination is expected to have a significant impact on our future capital structure and operating results, securing part of our product development, manufacturing and commercialization. The most significant change in Lilium’s future reported financial positions is an estimated net increase in cash (as compared to our consolidated balance sheet at June 30, 2021) of $ 584.3 million, including $ 450.0 million in proceeds from the PIPE Investment to be consummated substantially simultaneously with the Business Combination of which $ 35.9 million represents deferred underwriter and legal fees related to Qell’s initial public offering. The outstanding warrants associated with the Business Combination Agreement will also be recognized in Liium’s future reported financial position.

As a result of the Business Combination, Lilium through its new parent company Lilium N.V. will become a SEC-registered Foreign Private Issuer (FPI) and a NASDAQ-listed company, which will require us to hire additional personnel and implement procedures and processes to address public company regulatory requirements and customary practices. We expect to incur additional annual expenses as a public company for, among other things, directors’ and officers’ liability insurance, director fees, and additional internal and external accounting, legal and administrative resources.

Zenlabs Investment

The Group has participated in a capital increase in the associated company Zenlabs Energy, Inc. in July 2021 and has paid $6,000 for new shares. In addition, the Group has converted the promissory notes of €2,212 into shares of Zenlabs. In total, Lilium’s share in Zenlabs is 34.8 % by the end of September 2021.

ESOP amendment

On October 8, 2021 we started to offer ESOP participants the possibility to convert their vested ESOP’s in Lilium GmbH to stock options in Lilium N.V. The participants will also be able to exercise vested options at a conversion rate of 1 ESOP in Lilium GmbH into 2,857 options in Lilium N.V. in accordance with the relevant exercise windows.

Insurance claim settled

An insurance claim has been settled and €1,363 thousand have been refunded to Lilium in October 2021.

Strategic Commercial Collaboration

On July 31, 2021, we executed a term sheet in which we agreed to enter into negotiations with Brazilian airline Azul S.A. and Azul Linhas Aereas Brasileiras S.A. (collectively, “Azul”) to establish a strategic collaboration whereby Azul is expected to commit to purchase from us 220 Lilium Jets for an aggregate value of up to $1.0 billion, with anticipated delivery to commence in 2025.

In consideration of the strategic commercial collaboration, we agreed to use all efforts to grant to Azul warrants to purchase up to 8,000,000 Class A Shares at an exercise price of €0.12 a share, consisting of (i) warrants to purchase 1,800,000 Class A Shares, which warrants were issued to Azul on a fully vested basis on October 22, 2021, and (ii) subject to the execution of definitive agreements, warrants to purchase up to an additional 6,200,000 Class A Shares, which are expected to vest in three tranches.

29.	Events after the Reporting Period

In January 2021 the Group entered into a new convertible loan convertible to equity for an amount of €1,850 thousand.

On March 10, 2021 entered into a Share Purchase Agreement according to which the Lilium Group acquired 25.72% of the shares of a development partner for a purchase price of €8,409 thousand ($10,000 thousand).

In March 2021 the Group granted another promissory note for a nominal amount of €1,048 thousand ($1,250 thousand) with the similar conditions as for the other promissory notes.

On March 26, 2021 the convertible loan of €85,900 thousand and the accrued interest were converted into series B2 shares. In order to facilitate the transaction the Company issued 7,187 series B2 shares.

On March 30, 2021 Lilium entered into a business combination agreement with Qell Acquisition Corp. (“Qell”), a non-operating shell company, according to which Lilium and Qell will be merged.

Subsequent to year end, an additional 3.83% of employees signed Letters accepting the modifications to the terms of their ESOP grants.